Semiannual Report June 30, 2000

Oppenheimer
Capital Appreciation Fund/VA

A Series of Oppenheimer Variable Account Funds


[logo]OppenheimerFunds(R)
      The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA


================================================================================
Objective
Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation from investments in securities in well-known established companies. The Fund's focus is on securities of large-cap companies having a market capitalization of $11.5 billion or more with a history of earnings and dividend growth.

================================================================================
Narrative by Jane Putnam, Portfolio Manager
Oppenheimer Capital Appreciation Fund/VA provided a cumulative total return of 9.42% for the six-month period that ended June 30, 2000.(1)
         Equity markets demonstrated considerable strength during January and February 2000, supported by continued expansion of the U.S. economy, low rates of inflation, growing evidence of global economic recovery and diminishing fears of Y2K-related problems. Technology-oriented stocks fared particularly well, driven by excellent earnings reports from many companies in the sector and growing demand for semiconductors and communications-related components.
         However, as winter drew to a close, the threat of rising inflation took a toll on market performance. High levels of consumer spending fueled an overall rate of U.S. economic growth that many observers considered unsustainable. Although measurable inflation remained low, the Federal Reserve Board raised interest rates in an effort to slow the pace of economic growth and thereby head off possible future inflation. The uncertainties associated with these issues caused prices of many growth-oriented stocks to retreat in late March 2000, and to remain volatile through the remainder of the reporting period.
         Against this backdrop, Oppenheimer Capital Appreciation Fund/VA turned in a solid performance. The Fund's performance during this period is particularly notable in view of our sizable holdings in technology-related stocks.(2) We attribute our performance largely to our timely decisions to increase or decrease our technology holdings, based on what we perceived to be the overinflated or undervalued status of specific stocks.
         At the beginning of the reporting period, for instance, we cut back on some technology stocks that we considered to be overvalued. We then selectively increased our technology holdings within the portfolio, notably in the area of semiconductor stocks. This strategy contributed substantially to the Fund's strong performance during this time.
         When technology-stock prices plunged in April, we were not immune to the repercussions, as we had a large proportion of the Fund in this sector; however, we finished the month relatively well. Also, during this month, we increased our already large position in Microsoft, which had (unjustifiably, in our view) dropped considerably in price.
         As we move into the second half of 2000, we believe the Fund is well positioned. We maintain a large position in semiconductor stocks, which we believe will perform well over the coming months. In contrast to many investors, who fear continuing erosion of semiconductor prices, we feel that the semiconductor sector is currently in a long growth cycle that we expect to see continue through the fall.


Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuations and current performance may be less than the results shown.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.


2                    Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA


================================================================================
We believe that investors have become disillusioned with many tech companies--particularly Internet-based "dot-coms"--that have not yet been able to develop an economically sound business model. In terms of the overall market, we believe this is a healthy long-term attitude. Investors have lowered their previously unrealistic expectations and, as a result, many overinflated tech stocks have adjusted to more-realistic valuations.
         One significant action we've taken recently was to add to certain consumer-staples stocks during the period. We feel that fundamentals are improving and that growth is accelerating for this sector, especially regarding certain beverage stocks.
         As growth managers, our job is to pick good companies and keep a sensitive eye on price. We do this by studying the companies in which we invest. We see how they operate, how they use their cash flow to benefit shareholders and how they respond to the people who buy their products. We then use these factors to evaluate the stock.
         The advantage to our shareholders is better than average performance and--because we're sensitive to valuation--better risk statistics. Both of these are very good reasons why Oppenheimer Capital Appreciation Fund/VA is part of The Right Way to Invest.



               Oppenheimer Capital Appreciation Fund/VA                       3

Statement of Investments  June 30, 2000 (Unaudited)


                                                                                                        Market Value
                                                                                        Shares          Note 1
====================================================================================================================
Common Stocks--86.6%
--------------------------------------------------------------------------------------------------------------------
Basic Materials--0.7%
--------------------------------------------------------------------------------------------------------------------
Chemicals--0.5%
Lafarge Corp.                                                                           120,000          $ 2,520,000
--------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                    110,000            4,874,375
--------------------------------------------------------------------------------------------------------------------
Union Carbide Corp.                                                                      50,000            2,475,000
                                                                                                         -----------
                                                                                                           9,869,375
--------------------------------------------------------------------------------------------------------------------
Metals--0.1%
Alcoa, Inc.                                                                              70,000            2,030,000
--------------------------------------------------------------------------------------------------------------------
Paper--0.1%
Boise Cascade Corp.                                                                      40,000            1,035,000
--------------------------------------------------------------------------------------------------------------------
Capital Goods--3.9%
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.9%
Vishay Intertechnology, Inc.(1)                                                         450,000           17,071,875
--------------------------------------------------------------------------------------------------------------------
Industrial Services--0.6%
Coflexip SA, Sponsored ADR                                                               49,200            2,976,600
--------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.(1)                                                              150,000            2,400,000
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                  370,000            7,030,000
                                                                                                         -----------
                                                                                                          12,406,600
--------------------------------------------------------------------------------------------------------------------
Manufacturing--2.4%
Corning, Inc.                                                                            60,000           16,192,500
--------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                             200,000            8,112,500
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                           120,000            4,042,500
--------------------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                                           100,000            3,550,000
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                  70,000            3,316,250
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                99,000            5,828,625
--------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc.(1)                                                              100,000            7,325,000
                                                                                                         -----------
                                                                                                          48,367,375
--------------------------------------------------------------------------------------------------------------------
Communication Services--3.9%
--------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.0%
AT&T Corp.                                                                              130,000            4,111,250
--------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)                                                       70,000            2,082,500
--------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.(1)                                                                       320,000           14,680,000
                                                                                                         -----------
                                                                                                          20,873,750
--------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--2.9%
Amdocs Ltd.(1)                                                                           99,400            7,628,950
--------------------------------------------------------------------------------------------------------------------
AT&T Wireless Group(1)                                                                  140,600            3,919,225
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A(1)                                                   160,000            9,790,000
--------------------------------------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                                                       730,000           30,249,375
--------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.(1)                                                  200,000            6,637,500
                                                                                                         -----------
                                                                                                          58,225,050


4              Oppenheimer Capital Appreciation Fund/VA

Statement of Investments  (Unaudited) (Continued)


                                                                                                        Market Value
                                                                                        Shares          Note 1
--------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--10.0%
--------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.8%
Centex Corp.                                                                            175,000          $ 4,112,500
--------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                             126,050            3,025,200
--------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                          320,000           13,760,000
--------------------------------------------------------------------------------------------------------------------
Gentex Corp.(1)                                                                         230,000            5,778,750
--------------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                          50,000            2,887,500
--------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                               176,000            5,346,000
--------------------------------------------------------------------------------------------------------------------
Visteon Corp.(1)                                                                         41,898              508,013
                                                                                                         -----------
                                                                                                          35,417,963
--------------------------------------------------------------------------------------------------------------------
Consumer Services--1.2%
Omnicom Group, Inc.                                                                     180,000           16,031,250
--------------------------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                                                   120,000            6,862,500
                                                                                                         -----------
                                                                                                          22,893,750
--------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.1%
Carnival Corp.                                                                          670,000           13,065,000
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                   180,000            6,930,000
--------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                             90,000            1,355,625
                                                                                                         -----------
                                                                                                          21,350,625
--------------------------------------------------------------------------------------------------------------------
Media--3.7%
News Corp. Ltd. (The), Sponsored ADR                                                    570,000           31,065,000
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                       560,000           42,560,000
                                                                                                         -----------
                                                                                                          73,625,000
--------------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.0%
Abercrombie & Fitch Co., Cl. A(1)                                                       310,000            3,778,125
--------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.(1)                                                                        42,800              323,675
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                               600,000           18,750,000
--------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                       250,000            9,953,125
--------------------------------------------------------------------------------------------------------------------
Zale Corp.(1)                                                                           180,000            6,570,000
                                                                                                         -----------
                                                                                                          39,374,925
--------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.2%
Too, Inc.(1)                                                                            140,000            3,561,250
--------------------------------------------------------------------------------------------------------------------
Consumer Staples--12.2%
--------------------------------------------------------------------------------------------------------------------
Beverages--2.3%
Adolph Coors Co., Cl. B                                                                 140,000            8,470,000
--------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                               130,000            9,709,375
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                           300,000           13,331,250
--------------------------------------------------------------------------------------------------------------------
Seagram Co. Ltd. (The)                                                                  260,000           15,080,000
                                                                                                         -----------
                                                                                                          46,590,625


               Oppenheimer Capital Appreciation Fund/VA                      5

Statement of Investments  (Unaudited) (Continued)


                                                                                                        Market Value
                                                                                        Shares          Note 1
--------------------------------------------------------------------------------------------------------------------
Broadcasting--5.2%
AMFM, Inc.(1)                                                                           270,000         $ 18,630,000
--------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., Cl. A(1)                                                     150,000           10,181,250
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                                                         790,000           31,995,000
--------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares(1)                                              180,000            5,467,500
--------------------------------------------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                                                          205,000            6,790,625
--------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                                                   600,000           21,862,500
--------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., Cl. B(1)                                                   276,300            7,822,626
                                                                                                        ------------
                                                                                                         102,749,501
--------------------------------------------------------------------------------------------------------------------
Entertainment--2.1%
Royal Caribbean Cruises Ltd.                                                            850,000           15,725,000
--------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Cl. A(1)                                                        54,200            2,455,937
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                                                  340,000           23,183,750
                                                                                                        ------------
                                                                                                          41,364,687
--------------------------------------------------------------------------------------------------------------------
Food--0.5%
IBP, Inc.                                                                                50,000              771,875
--------------------------------------------------------------------------------------------------------------------
Keebler Foods Co.                                                                       150,000            5,568,750
--------------------------------------------------------------------------------------------------------------------
Nabisco Holdings Corp., Cl. A                                                            70,000            3,675,000
                                                                                                        ------------
                                                                                                          10,015,625
--------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.4%
CVS Corp.                                                                               320,000           12,800,000
--------------------------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                                        355,000           16,019,375
                                                                                                        ------------
                                                                                                          28,819,375
--------------------------------------------------------------------------------------------------------------------
Household Goods--0.7%
Avon Products, Inc.                                                                     310,000           13,795,000
--------------------------------------------------------------------------------------------------------------------
Energy--5.4%
--------------------------------------------------------------------------------------------------------------------
Energy Services--2.4%
Coastal Corp.                                                                           280,000           17,045,000
--------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                35,000            1,253,437
--------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                         230,000           10,853,125
--------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                                              125,000            5,195,312
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                       100,000            7,462,500
--------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                             95,000            5,076,562
                                                                                                        ------------
                                                                                                          46,885,936
--------------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.0%
Amerada Hess Corp.                                                                      180,000           11,115,000
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                       290,000           22,765,000
--------------------------------------------------------------------------------------------------------------------
Forest Oil Corp.(1)                                                                     145,000            2,310,938
--------------------------------------------------------------------------------------------------------------------
Tosco Corp.                                                                             140,000            3,963,750
                                                                                                        ------------
                                                                                                          40,154,688
--------------------------------------------------------------------------------------------------------------------
Oil: International--1.0%
Total Fina Elf SA, Sponsored ADR                                                        220,000           16,898,750
--------------------------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                                            150,000            3,487,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          20,386,250


6              Oppenheimer Capital Appreciation Fund/VA

Statement of Investments  (Unaudited) (Continued)


                                                                                                        Market Value
                                                                                        Shares          Note 1
--------------------------------------------------------------------------------------------------------------------
Financial--7.8%
--------------------------------------------------------------------------------------------------------------------
Banks--1.8%
Bank of America Corp.                                                                   190,000          $ 8,170,000
--------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                   450,000           20,728,125
--------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                                             200,000            6,800,000
                                                                                                         -----------
                                                                                                          35,698,125
--------------------------------------------------------------------------------------------------------------------
Diversified Financial--4.3%
Associates First Capital Corp., Cl. A                                                   400,000            8,925,000
--------------------------------------------------------------------------------------------------------------------
C.I.T. Group, Inc., Cl. A                                                               240,000            3,900,000
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                         400,000           24,100,000
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                               125,000           14,375,000
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                        270,000           22,477,500
--------------------------------------------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                                                         70,000            2,975,000
--------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                  232,500            7,817,813
                                                                                                         -----------
                                                                                                          84,570,313
--------------------------------------------------------------------------------------------------------------------
Insurance--1.1%
American International Group, Inc.                                                       47,500            5,581,250
--------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                                     420,000           14,280,000
--------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                    80,000            2,630,000
                                                                                                         -----------
                                                                                                          22,491,250
--------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.6%
Boston Properties, Inc.                                                                 250,000            9,656,250
--------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                           90,000            2,480,625
                                                                                                         -----------
                                                                                                          12,136,875
--------------------------------------------------------------------------------------------------------------------
Healthcare--5.7%
--------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.7%
Amgen, Inc.(1)                                                                          270,000           18,967,500
--------------------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                                  360,000           17,437,500
--------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                                                             59,000            5,959,000
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                            722,500           34,680,000
--------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                         330,000           17,056,875
                                                                                                         -----------
                                                                                                          94,100,875
--------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.0%
Baxter International, Inc.                                                              100,000            7,031,250
--------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                 240,000            6,885,000
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                         140,000            6,973,750
                                                                                                         -----------
                                                                                                          20,890,000
--------------------------------------------------------------------------------------------------------------------
Technology--34.0%
--------------------------------------------------------------------------------------------------------------------
Computer Hardware--2.7%
Compaq Computer Corp.                                                                   210,000            5,368,125
--------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                                  120,000            5,917,500
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                      80,000            9,990,000
--------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                              157,300           12,662,650
--------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                                             360,000           19,800,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          53,738,275


               Oppenheimer Capital Appreciation Fund/VA                      7

Statement of Investments  (Unaudited) (Continued)


                                                                                                        Market Value
                                                                                        Shares          Note 1
--------------------------------------------------------------------------------------------------------------------
Computer Services--0.1%
CGI Group, Inc.(1)                                                                      141,400          $ 1,154,714
--------------------------------------------------------------------------------------------------------------------
Computer Software--8.0%
America Online, Inc.(1)                                                                 255,000           13,451,250
--------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.(1)                                                                   480,000           17,512,500
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                      710,000           56,800,000
--------------------------------------------------------------------------------------------------------------------
Novell, Inc.(1)                                                                         700,000            6,475,000
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                         357,000           30,010,313
--------------------------------------------------------------------------------------------------------------------
StorageNetworks, Inc.(1)                                                                 14,200            1,281,550
--------------------------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                                         230,000            5,290,000
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                                        40,000            2,157,500
--------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                               135,000           15,257,109
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                                                          80,000            9,910,000
                                                                                                        ------------
                                                                                                         158,145,222
--------------------------------------------------------------------------------------------------------------------
Communications Equipment--10.6%
ADC Telecommunications, Inc.(1)                                                          45,000            3,774,375
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                                     910,000           57,841,875
--------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                               420,000           24,885,000
--------------------------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR                                                  1,600,000           79,900,000
--------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                   520,000           35,490,000
--------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                                                        122,000            8,349,375
                                                                                                        ------------
                                                                                                         210,240,625
--------------------------------------------------------------------------------------------------------------------
Electronics--12.6%
Analog Devices, Inc.(1)                                                                 150,000           11,400,000
--------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.(1)                                                               59,708            5,411,038
--------------------------------------------------------------------------------------------------------------------
Atmel Corp.(1)                                                                          520,000           19,175,000
--------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                                          230,000            9,717,500
--------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd.(1)                                                       295,000           20,262,813
--------------------------------------------------------------------------------------------------------------------
International Rectifier Corp.(1)                                                        200,000           11,200,000
--------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.(1)                                                              180,000           15,851,250
--------------------------------------------------------------------------------------------------------------------
MMC Networks, Inc.(1)                                                                    30,000            1,603,125
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                         310,000           17,592,500
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                               160,000            9,050,000
--------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                               200,000           17,525,000
--------------------------------------------------------------------------------------------------------------------
Sanmina Corp.(1)                                                                        520,000           44,460,000
--------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                 300,000           20,606,250
--------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                                          320,000           23,540,000
--------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                         180,000           22,466,250
                                                                                                        ------------
                                                                                                         249,860,726
--------------------------------------------------------------------------------------------------------------------
Transportation--1.5%
--------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--1.2%
Canadian Pacific Ltd.                                                                   400,000           10,475,000
--------------------------------------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc.                                                   160,000           14,190,000
                                                                                                        ------------
                                                                                                          24,665,000


8              Oppenheimer Capital Appreciation Fund/VA

Statement of Investments  (Unaudited) (Continued)


                                                                                                      Market Value
                                                                                   Shares             Note 1
--------------------------------------------------------------------------------------------------------------------
Shipping--0.3%
FedEx Corp.(1)                                                                          160,000       $    6,080,000
--------------------------------------------------------------------------------------------------------------------
Utilities--1.5%
--------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.0%
Calpine Corp.(1)                                                                        229,400           15,083,050
--------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                              180,000            4,500,000
                                                                                                      --------------
                                                                                                          19,583,050
--------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.5%
Williams Cos., Inc. (The)                                                               260,000           10,838,750
                                                                                                      --------------
Total Common Stocks (Cost $1,244,004,549)                                                              1,721,058,025
                                                                                   Principal
                                                                                   Amount
====================================================================================================================
U.S. Government Obligations--0.5%
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6.375%, 4/30/02 (Cost $9,928,196)                              $ 10,000,000            9,990,630
====================================================================================================================
Repurchase Agreements--13.1%
--------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 6.55%, dated 6/30/00, to be repurchased at $260,496,110 on 7/3/00, collateralized by U.S. Treasury Nts., 5%-7.50%, 8/31/00-5/15/08, with a value of $196,400,167 and U.S. Treasury Bonds, 5.25%-12%, 8/15/03-11/15/28, with a value of $69,379,306
(Cost $260,354,000)                                                                 260,354,000          260,354,000
--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,514,286,745)                                         100.2%       1,991,402,655
--------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                      (0.2)          (3,297,821)
                                                                                   ------------       --------------
Net Assets                                                                                100.0%      $1,988,104,834
                                                                                   ============       ==============

1. Non-income-producing security.

See accompanying Notes to Financial Statements.


                    Oppenheimer Capital Appreciation Fund/VA                   9

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

===================================================================================================
Assets
Investments, at value (including repurchase agreement of $260,354,000)
(cost $1,514,286,745)--see accompanying statement                                    $1,991,402,655
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          5,835,947
Shares of beneficial interest sold                                                        2,117,181
Interest and dividends                                                                    1,096,470
Other                                                                                         7,336
                                                                                     --------------
Total assets                                                                          2,000,459,589
===================================================================================================
Liabilities
Bank overdraft                                                                                  134
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     9,645,227
Shares of beneficial interest redeemed                                                    2,550,842
Trustees' compensation                                                                        1,139
Transfer and shareholder servicing agent fees                                                   370
Other                                                                                       157,043
                                                                                     --------------
Total liabilities                                                                        12,354,755
===================================================================================================
Net Assets                                                                           $1,988,104,834
                                                                                     ==============
===================================================================================================
Composition of Net Assets
Paid-in capital                                                                      $1,373,954,976
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                       4,192,548
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions          132,841,400
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                477,115,910
                                                                                     --------------
Net assets--applicable to 38,878,387 shares of beneficial interest outstanding       $1,988,104,834
                                                                                     ==============
===================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                     $51.14

See accompanying Notes to Financial Statements.


10              Oppenheimer Capital Appreciation Fund/VA

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

===========================================================================================
Investment Income
Interest                                                                       $  5,409,885
-------------------------------------------------------------------------------------------
Dividends                                                                         4,577,085
                                                                               ------------
Total income                                                                      9,986,970
===========================================================================================
Expenses
Management fees                                                                   5,607,663
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          18,595
-------------------------------------------------------------------------------------------
Trustees' compensation                                                                1,905
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                         1,234
-------------------------------------------------------------------------------------------
Other                                                                               151,742
                                                                               ------------
Total expenses                                                                    5,781,139
Less expenses paid indirectly                                                        (7,077)
                                                                               ------------
Net expenses                                                                      5,774,062
===========================================================================================
Net Investment Income                                                             4,212,908
===========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                     135,352,875
Foreign currency transactions                                                        (4,321)
                                                                               ------------
Net realized gain                                                               135,348,554
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                      10,505,309
Translation of assets and liabilities denominated in foreign currencies            (199,970)
                                                                               ------------
Net change                                                                       10,305,339
                                                                               ------------
Net realized and unrealized gain                                                145,653,893
===========================================================================================
Net Increase in Net Assets Resulting from Operations                           $149,866,801
                                                                               ============

See accompanying Notes to Financial Statements.


               Oppenheimer Capital Appreciation Fund/VA                     11

Statements of Changes in Net Assets

                                                                            Six Months Ended     Year Ended
                                                                            June 30, 2000        December 31,
                                                                            (Unaudited)          1999
===============================================================================================================
Operations
Net investment income                                                       $    4,212,908         $  2,061,298
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                              135,348,554          108,725,542
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                           10,305,339          275,627,173
                                                                            --------------       --------------
Net increase in net assets resulting from operations                           149,866,801          386,414,013
===============================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                            (2,077,067)          (2,974,252)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                          (110,842,476)         (32,671,363)
===============================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions     525,960,160          305,879,322
===============================================================================================================
Net Assets
Total increase                                                                 562,907,418          656,647,720
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,425,197,416          768,549,696
                                                                            --------------       --------------
End of period (including undistributed net investment
income of $4,192,548 and $2,056,707, respectively)                          $1,988,104,834       $1,425,197,416
                                                                            ==============       ==============

See accompanying Notes to Financial Statements.


12         Oppenheimer Capital Appreciation Fund/VA

Financial Highlights


                                                   Six Months
                                                   Ended June 30,    Year Ended December 31,
                                                   2000 (Unaudited)  1999        1998       1997        1996        1995
==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $49.84            $36.67      $32.44     $27.24      $23.55      $17.68
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                 .10               .06         .13        .25         .15         .25
Net realized and unrealized gain                     4.70             14.68        7.28       6.62        5.46        6.10
--------------------------------------------------------------------------------------------------------------------------
Total income from investment operations              4.80             14.74        7.41       6.87        5.61        6.35
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.06)             (.13)       (.24)      (.15)       (.25)       (.22)
Distributions from net realized gain                (3.44)            (1.44)      (2.94)     (1.52)      (1.67)       (.26)
--------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (3.50)            (1.57)      (3.18)     (1.67)      (1.92)       (.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $51.14            $49.84      $36.67     $32.44      $27.24      $23.55
                                                   ======            ======      ======     ======      ======      ======
==========================================================================================================================
Total Return, at Net Asset Value(1)                  9.42%            41.66%      24.00%     26.68%      25.20%      36.65%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)            $1,988            $1,425        $769       $494        $286        $118
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $1,743            $1,003        $609       $390        $152        $ 89
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                0.49%             0.21%       0.50%      1.02%       1.08%       1.46%
Expenses                                             0.67%             0.70%       0.75%(3)   0.75%(3)    0.81%(3)(4) 0.79%(3)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%               56%         56%        66%         65%         58%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

See accompanying Notes to Financial Statements.


                   Oppenheimer Capital Appreciation Fund/VA                   13

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


14                   Oppenheimer Capital Appreciation Fund/VA

================================================================================
1. Significant Accounting Policies (continued)
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                            Six Months Ended June 30, 2000          Year Ended December 31, 1999
                                            ----------------------------------      -------------------------------
                                            Shares             Amount               Shares            Amount
-------------------------------------------------------------------------------------------------------------------
Sold                                        11,774,028         $ 597,502,317        13,631,886        $ 546,735,927
Dividends and/or distributions reinvested    2,140,655           112,919,543           958,989           35,645,615
Redeemed                                    (3,629,291)         (184,461,700)       (6,954,081)        (276,502,220)
                                            ----------         -------------        ----------        -------------
Net increase                                10,285,392         $ 525,960,160         7,636,794        $ 305,879,322
                                            ==========         =============        ==========        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $630,913,854 and $358,656,109, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.65%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


                   Oppenheimer Capital Appreciation Fund/VA                   15

Oppenheimer Capital Appreciation Fund/VA
A Series of Oppenheimer Variable Account Funds


====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Jane Putnam, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Capital Appreciation Fund/VA.
                                           For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

          (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

16                 Oppenheimer Capital Appreciation Fund/VA